Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Due to related parties, current	¥ 179,859	¥ 172,779		$ 28,224
Revenue from Related Parties	0	10,333	¥ 2,235
Service fee to JYBD	12,500
JYBD [Member]
Revenue from Related Parties		9,434
Service fee to JYBD	¥ 12,500	¥ 0	¥ 0